Pension and Other Post-Retirement Benefits - Summary of Significant Assumptions Used to Determine Benefit Obligations and Expense (Parenthetical) (Detail) - Benefit obligations [member] - Other [member]
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical cost trend rate - year reaches ultimate trend rate	2037	2037
Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical cost trend rate - assumed, %	6.10%	5.60%
Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical cost trend rate - assumed, %	4.50%	4.50%